Tax Receivables and Tax Payables (Tables)	12 Months Ended
Dec. 31, 2023
Tax Receivables And Tax Payables [Abstract]
Summary of Breakdown of Tax Receivables and Tax Payables	The breakdown in the account is as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Tax receivables	14,338	21,018
Tax payables	(30,798)	(41,655)